Annual Fund Operating Expenses - Class ADV I S S2 Shares - Voya International Index Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.04%
Waivers and Reimbursements	(0.09%)	[1]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.95%
Class I
Operating Expenses:
Management Fees	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.54%
Waivers and Reimbursements	(0.08%)	[1]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.46%
Class S
Operating Expenses:
Management Fees	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.79%
Waivers and Reimbursements	(0.08%)	[1]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.71%
Class S2
Operating Expenses:
Management Fees	0.45%
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.94%
Waivers and Reimbursements	(0.08%)	[1]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.86%

[1]	The adviser is contractually obligated to limit expenses to 1.00%, 0.50%, 0.75%, and 0.90% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2022. In addition, the adviser is contractually obligated to further limit expenses to 0.95%, 0.45%, 0.70%, and 0.85% for the Portfolio’s Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2022. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.01% of the distribution fee for Class ADV shares through May 1, 2022. Termination or modification of these obligations requires approval by the Portfolio’s board.